Revenues (Details) - Schedule of disaggregated by geographical region - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Americas
Total Revenues	$ 551,102,000	$ 572,458,000	$ 627,598,000
Revenues recognized over time [Member]
Americas
Total Revenues	121,004,000	129,057,000	139,495,000
Revenues recognized in point in time [Member]
Americas
Total Revenues	430,098,000	443,401,000	488,103,000
Total Americas [Member]
Americas
Total Revenues	328,735,000	341,737,000	389,770,000
Total EMEA [Member]
Americas
Total Revenues	153,226,000	158,465,000	155,942,000
Total Asia Pacific [Member]
Americas
Total Revenues	69,141,000	72,256,000	81,886,000
Americas (primarily the United States) [Member]
Americas
Total Revenues	313,900,000	322,500,000	366,500,000
Products
Americas
Total Revenues	380,269,000	391,917,000	433,741,000
Products | Revenues recognized in point in time [Member]
Americas
Total Revenues	380,269,000	391,917,000	433,741,000
Systems [Member] | Total Americas [Member]
Americas
Total Revenues	71,527,000	72,654,000	108,998,000
Systems [Member] | Total EMEA [Member]
Americas
Total Revenues	43,429,000	48,642,000	51,617,000
Systems [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	16,656,000	18,980,000	27,031,000
Consumables [Member] | Total Americas [Member]
Americas
Total Revenues	131,962,000	136,243,000	132,820,000
Consumables [Member] | Total EMEA [Member]
Americas
Total Revenues	79,309,000	79,794,000	75,468,000
Consumables [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	37,386,000	35,604,000	37,807,000
Service [Member] | Revenues recognized over time [Member]
Americas
Total Revenues	121,004,000	129,057,000	139,495,000
Service [Member] | Revenues recognized in point in time [Member]
Americas
Total Revenues	49,829,000	51,484,000	54,362,000
Service [Member] | Total Americas [Member]
Americas
Total Revenues	125,246,000	132,840,000	147,952,000
Service [Member] | Total EMEA [Member]
Americas
Total Revenues	30,488,000	30,029,000	28,857,000
Service [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	$ 15,099,000	$ 17,672,000	$ 17,048,000